American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
August 31, 2021

International Value - Schedule of Investments
AUGUST 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Australia — 4.8%
Aristocrat Leisure Ltd.	23,053	765,145
BHP Group Ltd.(1)	4,841	160,172
Coles Group Ltd.	19,750	260,645
Commonwealth Bank of Australia	1,890	137,709
Fortescue Metals Group Ltd.	24,711	376,725
National Australia Bank Ltd.	9,905	199,696
Stockland, REIT	146,347	493,173
Wesfarmers Ltd.	20,967	915,765
Woolworths Group Ltd.	5,636	171,560
		3,480,590
Austria — 1.2%
voestalpine AG	19,574	888,561
Belgium — 0.9%
Solvay SA	5,168	676,444
Denmark — 0.5%
Novo Nordisk A/S, B Shares	3,536	353,989
Finland — 0.8%
Kone Oyj, B Shares	7,123	591,068
France — 12.1%
AXA SA	30,379	853,452
Cie de Saint-Gobain	13,575	984,092
Cie Generale des Etablissements Michelin SCA	7,124	1,153,347
Dassault Systemes SE	10,724	612,512
Hermes International	220	323,798
Ipsen SA	1,715	171,544
L'Oreal SA	397	186,248
Legrand SA	8,990	1,031,461
Publicis Groupe SA	9,152	600,829
Sanofi	2,437	252,567
Schneider Electric SE	7,729	1,380,913
STMicroelectronics NV	3,682	164,021
Thales SA	2,582	262,248
TotalEnergies SE	14,601	645,840
Veolia Environnement SA	6,417	220,214
		8,843,086
Germany — 8.8%
Allianz SE	4,296	1,008,536
BASF SE	1,796	138,937
Brenntag SE	10,655	1,075,285
Continental AG(2)	4,351	584,721
Deutsche Post AG	2,372	166,773
E.ON SE	16,351	215,728
GEA Group AG	13,977	645,148
Muenchener Rueckversicherungs-Gesellschaft AG	3,002	876,189
SAP SE	3,475	521,979
Siemens AG	3,986	661,257
Telefonica Deutschland Holding AG	65,642	184,265
Uniper SE	6,817	270,653

Volkswagen AG, Preference Shares	566	134,626
		6,484,097
Hong Kong — 3.7%
BOC Hong Kong Holdings Ltd.	172,500	522,015
CK Asset Holdings Ltd.	30,000	195,363
CLP Holdings Ltd.	27,500	274,888
Hang Seng Bank Ltd.	25,900	463,024
HKT Trust & HKT Ltd.	143,000	194,993
Hong Kong Exchanges & Clearing Ltd.	10,700	675,962
Sun Hung Kai Properties Ltd.	27,500	387,859
		2,714,104
Ireland — 1.5%
CRH plc	19,995	1,059,254
Israel — 3.8%
Bank Leumi Le-Israel BM	101,690	840,083
Check Point Software Technologies Ltd.(2)	4,719	592,848
Israel Discount Bank Ltd., A Shares(2)	139,223	719,124
Mizrahi Tefahot Bank Ltd.	18,859	627,394
		2,779,449
Italy — 2.8%
CNH Industrial NV	11,619	192,072
Enel SpA	41,406	377,227
FinecoBank Banca Fineco SpA(2)	47,410	873,390
Tenaris SA	62,778	631,879
		2,074,568
Japan — 19.9%
Advantest Corp.	2,000	172,303
Bridgestone Corp.	8,000	368,269
Brother Industries Ltd.	28,400	582,813
Canon, Inc.	30,700	730,418
Dai Nippon Printing Co. Ltd.	5,700	135,431
Daikin Industries Ltd.	1,900	474,138
ENEOS Holdings, Inc.	113,600	439,054
FUJIFILM Holdings Corp.	8,300	683,025
Fujitsu Ltd.	1,100	202,495
Honda Motor Co. Ltd.	18,400	556,906
Hoya Corp.	2,200	355,265
Iida Group Holdings Co. Ltd.	21,900	555,978
Japan Post Insurance Co. Ltd.	7,100	128,937
KDDI Corp.	25,600	782,474
Lixil Corp.	10,300	299,748
Mitsubishi Corp.	10,300	309,952
Mitsubishi Electric Corp.	45,300	619,301
Mitsui & Co. Ltd.	15,500	341,861
MS&AD Insurance Group Holdings, Inc.	16,900	547,034
Nabtesco Corp.	3,200	126,545
Nitto Denko Corp.	3,100	235,169
Omron Corp.	4,200	395,749
ORIX Corp.	20,200	376,881
Otsuka Holdings Co. Ltd.	8,000	340,436
Panasonic Corp.	41,800	499,722
Renesas Electronics Corp.(2)	20,900	223,795
Seiko Epson Corp.	27,200	506,594
Seven & i Holdings Co. Ltd.	4,700	205,091
Shionogi & Co. Ltd.	7,400	464,947

Shizuoka Bank Ltd. (The)	72,200	565,591
Softbank Corp.	8,000	107,063
Sompo Holdings, Inc.	4,000	175,831
Sony Group Corp.	6,300	651,391
Sumitomo Chemical Co. Ltd.	90,200	457,279
Tokyo Electron Ltd.	400	171,337
Toyota Motor Corp.	7,900	688,037
Yamaha Motor Co. Ltd.	6,200	157,739
		14,634,599
Netherlands — 4.4%
Aegon NV	57,541	284,123
Koninklijke Ahold Delhaize NV	33,235	1,121,264
NN Group NV	8,659	449,166
Randstad NV	7,214	531,283
Wolters Kluwer NV	7,284	837,665
		3,223,501
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	10,648	248,502
Norway — 0.9%
Yara International ASA(1)	13,519	678,964
Portugal — 1.2%
Jeronimo Martins SGPS SA	41,372	876,407
Singapore — 2.2%
DBS Group Holdings Ltd.	33,213	736,434
Singapore Telecommunications Ltd.	122,800	211,406
United Overseas Bank Ltd.	36,400	689,099
		1,636,939
Spain — 4.5%
Banco Bilbao Vizcaya Argentaria SA(2)	202,372	1,324,523
Enagas SA	8,014	182,420
Endesa SA	22,865	549,724
Iberdrola SA	15,097	187,074
Industria de Diseno Textil SA	14,557	497,288
Naturgy Energy Group SA(1)	22,771	585,727
		3,326,756
Sweden — 2.8%
Atlas Copco AB, A Shares	5,669	389,728
Atlas Copco AB, B Shares	3,977	230,312
Husqvarna AB, B Shares	9,071	121,855
Investor AB, B Shares	24,964	597,105
Sandvik AB	20,695	528,118
Securitas AB, B Shares	9,159	152,362
		2,019,480
Switzerland — 5.3%
Geberit AG	409	341,558
Holcim Ltd.(2)	2,640	150,431
Kuehne + Nagel International AG	1,008	368,392
Novartis AG	10,999	1,017,307
Partners Group Holding AG	641	1,136,496
Roche Holding AG	514	206,399
Sonova Holding AG	565	217,733
UBS Group AG	8,667	144,576
Zurich Insurance Group AG	650	285,214
		3,868,106

United Kingdom — 15.6%
3i Group plc	13,088	240,703
Aviva plc	190,909	1,061,094
Barclays plc	58,842	149,189
BHP Group plc	33,578	1,044,139
BP plc	129,542	527,015
Bunzl plc	4,504	163,195
Evraz plc	72,647	590,926
GlaxoSmithKline plc	30,918	621,934
HSBC Holdings plc	58,093	306,781
J Sainsbury plc	55,047	230,075
JD Sports Fashion plc	29,217	405,714
Kingfisher plc	47,071	226,648
Legal & General Group plc	91,044	338,195
M&G plc	232,275	657,954
National Grid plc	16,134	208,681
Next plc	6,042	657,073
Prudential plc	8,764	182,595
Rio Tinto plc	16,777	1,241,233
Royal Dutch Shell plc, B Shares	48,754	959,362
SSE plc	9,586	215,342
Unilever plc	11,361	632,579
Vodafone Group plc	453,267	761,294
		11,421,721
United States — 0.6%
Broadcom, Inc.	311	154,632
Microsoft Corp.	999	301,578
		456,210
TOTAL COMMON STOCKS (Cost $64,647,446)		72,336,395
WARRANTS†
Switzerland†
Cie Financiere Richemont SA(2) (Cost $—)	1,938	994
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 2.75%, 1/31/24 - 8/31/25, valued at $148,438), in a joint trading account at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $145,475)		145,475
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 5/15/40, valued at $370,342), at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $363,000)		363,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,609	5,609
TOTAL TEMPORARY CASH INVESTMENTS (Cost $514,084)		514,084
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $880,784)	880,784	880,784
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $66,042,314)		73,732,257
OTHER ASSETS AND LIABILITIES — (0.5)%		(334,292)
TOTAL NET ASSETS — 100.0%		$73,397,965

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.7%
Industrials	17.6%
Consumer Discretionary	12.8%
Materials	10.4%
Information Technology	8.0%
Health Care	5.9%
Consumer Staples	5.1%
Utilities	4.5%
Energy	4.3%
Communication Services	3.8%
Real Estate	1.5%
Temporary Cash Investments	0.7%
Temporary Cash Investments - Securities Lending Collateral	1.2%
Other Assets and Liabilities	(0.5)%

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,213,067. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,278,292, which includes securities collateral of $397,508.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,049,058	71,287,337	—
Warrants	—	994	—
Temporary Cash Investments	5,609	508,475	—
Temporary Cash Investments - Securities Lending Collateral	880,784	—	—
	1,935,451	71,796,806	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.